SUMMARY OF ACCOUNTING POLICIES (Details) - Machinery and Equipment number in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives (in units)		7
Estimated useful lives (in years)	10 years	5 years